Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accrued Expenses Abstract
Payroll Payable	$ 135,599	$ 119,928
Other payable	55,046	139,720
Warranty Liabilities	31,602
Total accounts payable	$ 222,247	$ 259,648